UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to _______.

Date of Report (Date of earliest event reported):	_________
Commission File Number of securitizer:	_________
Central Index Key Number of securitizer:	_________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

 X  Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0000807641

GS Mortgage-Backed Securities Trust 2021-PJ6

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity:

Manju Madhavan, (212) 902-5268

Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01. Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G.  Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: June 4, 2021

GS Mortgage Securities Corp. (Depositor)

By:	/s/ Manju Madhavan
Name: Manju Madhavan
Title: President

EXHIBIT INDEX

Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 - Form ABS Due Diligence-15E
Schedule 2 - Rating Agency Grades
Schedule 3 - Exception Grades
Schedule 4 - Valuation Report
Schedule 5 - Supplemental Data
Schedule 6 - ASF
Schedule 7 - Data Compare Summary

99.2	Disclosures required by Rule 15Ga-2 for Wipro Opus Risk Solutions, LLC

Schedule 1 - Executive Narrative
Schedule 2 - Agency Grading Report
Schedule 3 - ASF Report
Schedule 4 - Valuation Report
Schedule 5 - ATR Report
Schedule 6 - Data Compare
Schedule 7 - Exception Report

99.3	Disclosures required by Rule 15Ga-2 for Recovco Mortgage Management, LLC

Schedule 1 - Executive Summary
Schedule 2 - ASF
Schedule 3 - Valuation Report
Schedule 4 - Data Comparison
Schedule 5 - QM-ATR Report
Schedule 6 - Supplemental Data Report
Schedule 7 - Rating Agency Grades
Schedule 8 - Loan Level Exceptions
Schedule 9 - Exception Level